Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Trade and Other Liabilities

All figures in £ millions	2022	2021

Current

Trade payables	348	351

Sales return liability	53	83

Deferred income	340	330

Interest payable	10	42

Accruals and other liabilities	503	450

	1,254	1,256

Non-current

Deferred income	60	56

Accruals and other liabilities	60	39

	120	95